Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Schedule of marketable securities
		December 31,
	Maturity year	2 0 1 6	2 0 1 5
		U.S. dollars in thousands

Short-term (a):
Municipal bond		$4,117	$4,446
Corporate bond		667	705
		$4,784	$5,151

Long-term - security bond (b)	Perpetual	$832	$1,441

a.	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single -A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.

b.	As of December 31, 2016 the Company held a long-term security bond which is classified as available-for-sale security and is presented on its fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC 820).